Deferred tax - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross tax losses and other temporary differences available for offset against future profits	£ 10,040	£ 10,321
Gross tax losses and other temporary differences, deferred tax assets that have been recognised	2,313	2,399
Unrecognised temporary differences	7,727	7,922
Losses carried forward	7,568	7,713
Temporary differences, deferred tax liabilities that have not been recognised	1,286	1,355
Expires Within One To Ten Years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	£ 77	£ 92
Bottom of Range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised temporary differences, period	1 year
Top of Range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised temporary differences, period	10 years